Leases - Supplemental balance sheet information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Operating leases:
Operating lease right of use assets	$ 858	$ 864
Current operating lease liabilities	263	256
Noncurrent operating lease liabilities	591	609
Total operating lease liabilities	854	865
Finance leases:
Property and equipment, at cost	223	225
Accumulated amortization	(117)	(106)
Property and equipment, net	$ 106	$ 119	$ 10
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property and equipment, net	Property and equipment, net
Current obligations of finance leases	$ 7	$ 22
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities	Other current liabilities
Finance leases, net of current obligations	$ 93	$ 93
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Total finance lease liabilities	$ 100	$ 115
Weighted average remaining lease term (in years):
Operating leases weighted average remaining lease term (in years)	5 years 6 months	5 years 7 months 6 days
Finance leases weighted average remaining lease term (in years)	6 years 7 months 6 days	7 years 7 months 6 days
Weighted average discount rate:
Operating leases weighted average discount rate (as a percent)	1.80%	2.40%
Finance leases weighted average discount rate (as a percent)	3.30%	3.50%